Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Revenue - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	$ 6,428,608	$ 6,461,163	$ 5,804,727
Hardware [Member]
Revenues
Total revenues	2,504,426	2,434,694	2,360,362
Tax devices and service [Member]
Revenues
Total revenues	1,803,650	1,970,363	2,254,176
Software [Member]
Revenues
Total revenues	$ 2,120,532	$ 2,056,106	1,053,467
IT services [Member]
Revenues
Total revenues			$ 136,722